UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  490 S. California Avenue, Suite 310
          Palo Alto, CA  94306

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            May 9, 2008

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      100,897


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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

                                                                          <C
                                                                          >
NAME OF ISSUER     TITLE OF              VALUE            SH/  PUT  INV.  OT       VOTING AUTH
                   CLASS      CUSIP      X1000  SHARES    PRN  /    DISC  HE
                                                               CAL  .     R
                                                               L          MG
                                                                          R
                                                                                SOLE     SHR   NONE

***LDK SOLAR CO    PUT        50183L107  1310   48500     SH   PUT  Sole      48500
LTD                OPTIONS
***ORBOTECH LTD-   NASDAQ     M75253100  2348   128000    SH        Sole      128000
ORD                OTC
                   ISSUES
ABX Air Inc        COMMON     00080S101  1879   639270    SH        Sole      639270
                   STOCKS
ACTUATE            NASDAQ     00508B102  2307   562651    SH        Sole      562651
CORPORATION        OTC
                   ISSUES
ADTRAN INC         NASDAQ     00738A106  4982   269280    SH        Sole      269280
                   OTC
                   ISSUES
ARROW ELECTRONICS  COMMON     042735100  1914   56876     SH        Sole      56876
INC                STOCKS
ARUBA NETWORKS INC NASDAQ     043176106  5149   988277    SH        Sole      988277
                   OTC
                   ISSUES
BROADVISION INC    NASDAQ     111412607  126    110563    SH        Sole      110563
                   OTC
                   ISSUES
DIGIGRAD CORP      NASDAQ     253827109  2237   793153    SH        Sole      793153
                   OTC
                   ISSUES
DIRECTED           NASDAQ     254575103  1972   943383    SH        Sole      943383
ELECTRONICS INC    OTC
                   ISSUES
DOT HILL SYS CORP  COMMON     25848T109  3914   1304674   SH        Sole      1304674
                   STOCKS
ELECTRO OPTICAL    NASDAQ     285192100  948    160340    SH        Sole      160340
SCIENCES INC       OTC
                   ISSUES
EMCORE CORP        NASDAQ     290846104  798    138500    SH        Sole      138500
                   OTC
                   ISSUES
IXIA               NASDAQ     45071R109  2353   303216    SH        Sole      303216
                   OTC
                   ISSUES
MIPS TECHNOLOGIES  NASDAQ     604567107  1980   500020    SH        Sole      500020
INC                OTC
                   ISSUES
MOTIVE INC         COMMON     61980V107  504    331444    SH        Sole      331444
                   STOCKS
NETAPP INC         NASDAQ     64110D104  2707   135000    SH        Sole      135000
                   OTC
                   ISSUES
OCCAM NETWORKS INC NASDAQ     67457P309  5354   984167    SH        Sole      984167
                   OTC
                   ISSUES
OMNIVISION         NASDAQ     682128103  1887   112200    SH        Sole      112200
TECHNOLOGIES INC   OTC
                   ISSUES
PHOTON DYNAMICS    NASDAQ     719364101  2603   245600    SH        Sole      245600
INC                OTC
                   ISSUES
PHOTRONIC INC      NASDAQ     719405102  4888   511871    SH        Sole      511871
                   OTC
                   ISSUES
QLOGIC CORP        NASDAQ     747277101  3845   250518    SH        Sole      250518
                   OTC
                   ISSUES
RADWARE LTD        NASDAQ     M81873107  2427   237500    SH        Sole      237500
                   OTC
                   ISSUES
SEAGATE TECHNOLOGY COMMON     G7945J104  4620   220651    SH        Sole      220651
HOLDINGS           STOCKS
SEMTECH            NASDAQ     816850101  6753   471258    SH        Sole      471258
                   OTC
                   ISSUES
SUNPOWER CORP      PUT        867652109  5290   71000     SH   PUT  Sole      71000
                   OPTIONS
SUPPORTSOFT INC    NASDAQ     868587106  5445   1650118   SH        Sole      1650118
                   OTC
                   ISSUES
SYCAMORE NETWORKS  NASDAQ     871206108  3826   1045320   SH        Sole      1045320
INC                OTC
                   ISSUES
SYMMETRICOM INC    NASDAQ     871543104  5556   1591993   SH        Sole      1591993
                   OTC
                   ISSUES
TECH DATA CORP     NASDAQ     878237106  4008   122209    SH        Sole      122209
                   OTC
                   ISSUES
THORATEC           NASDAQ     885175307  2669   186793    SH        Sole      186793
LABORATORIES CORP  OTC
NEW                ISSUES
VMWARE INC CL A    PUT        928563402  3126   73000     SH   PUT  Sole      73000
                   OPTIONS
WESTELL            NASDAQ     957541105  1172   781210    SH        Sole      781210
TECHNOLOGIES INC-  OTC
CL A               ISSUES


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